Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 60.9%
Aerospace & Defense - 1.4%
Boeing Co. (A)	4,565	$ 985,264
Howmet Aerospace, Inc.	39,714	7,793,078
RTX Corp.	34,210	5,724,359
Textron, Inc.	20,847	1,761,363
TransDigm Group, Inc.	2,769	3,649,598
		19,913,662
Air Freight & Logistics - 0.1%
FedEx Corp.	8,686	2,048,246
Automobile Components - 0.0% *
Aptiv PLC (A)	7,419	639,666
Automobiles - 1.3%
Tesla, Inc. (A)	39,530	17,579,782
Banks - 2.2%
Bank of America Corp.	213,605	11,019,882
Citigroup, Inc.	28,191	2,861,387
Fifth Third Bancorp	74,390	3,314,074
Truist Financial Corp.	32,188	1,471,635
U.S. Bancorp	58,399	2,822,424
Wells Fargo & Co.	107,175	8,983,408
		30,472,810
Beverages - 0.9%
Coca-Cola Co.	54,354	3,604,757
Keurig Dr. Pepper, Inc.	127,410	3,250,229
PepsiCo, Inc.	42,724	6,000,159
		12,855,145
Biotechnology - 1.2%
AbbVie, Inc.	44,712	10,352,616
Neurocrine Biosciences, Inc. (A)	4,624	649,117
Regeneron Pharmaceuticals, Inc.	4,860	2,732,632
Vertex Pharmaceuticals, Inc. (A)	6,601	2,585,216
		16,319,581
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	157,599	34,604,012
Building Products - 0.9%
Carrier Global Corp.	60,869	3,633,879
Masco Corp.	25,830	1,818,174
Trane Technologies PLC	15,662	6,608,738
		12,060,791
Capital Markets - 1.2%
Ameriprise Financial, Inc.	5,267	2,587,414
Charles Schwab Corp.	82,243	7,851,739
CME Group, Inc.	14,281	3,858,583
Raymond James Financial, Inc.	7,267	1,254,284
State Street Corp.	15,686	1,819,733
		17,371,753
Chemicals - 0.8%
Ecolab, Inc.	9,168	2,510,748
Linde PLC	12,822	6,090,450
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	16,774	$ 1,763,115
Sherwin-Williams Co.	3,529	1,221,952
		11,586,265
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	18,219	2,654,690
Motorola Solutions, Inc.	2,500	1,143,225
		3,797,915
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,336	1,472,334
Vulcan Materials Co.	6,239	1,919,241
		3,391,575
Consumer Finance - 0.5%
American Express Co.	9,354	3,107,025
Capital One Financial Corp.	17,566	3,734,180
		6,841,205
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	77,865	8,024,767
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	132,940	3,754,226
Electric Utilities - 1.1%
Entergy Corp.	6,419	598,187
NextEra Energy, Inc.	85,426	6,448,809
NRG Energy, Inc.	2,975	481,801
PG&E Corp.	53,054	800,054
Southern Co.	73,006	6,918,779
		15,247,630
Electrical Equipment - 0.6%
Eaton Corp. PLC	9,439	3,532,546
Emerson Electric Co.	15,982	2,096,519
GE Vernova, Inc.	4,079	2,508,177
		8,137,242
Energy Equipment & Services - 0.2%
Baker Hughes Co.	48,100	2,343,432
Entertainment - 0.9%
Netflix, Inc. (A)	6,070	7,277,444
Walt Disney Co.	39,899	4,568,436
Warner Music Group Corp., Class A	23,490	800,069
		12,645,949
Financial Services - 3.5%
Apollo Global Management, Inc.	20,849	2,778,546
Berkshire Hathaway, Inc., Class B (A)	24,227	12,179,882
Corpay, Inc. (A)	10,607	3,055,452
Fidelity National Information Services, Inc.	47,924	3,160,109
Klarna Group PLC (A)	2,139	78,394
Mastercard, Inc., Class A	24,182	13,754,963
Toast, Inc., Class A (A)	28,353	1,035,168
Visa, Inc., Class A	35,057	11,967,759
WEX, Inc. (A)	2,082	327,978
		48,338,251
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	80,509	$ 5,029,397
Ground Transportation - 0.1%
Union Pacific Corp.	8,326	1,968,017
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (A)	24,577	2,399,453
Edwards Lifesciences Corp. (A)	46,551	3,620,271
Medtronic PLC	61,842	5,889,832
Stryker Corp.	15,848	5,858,530
Zimmer Biomet Holdings, Inc.	2,993	294,811
		18,062,897
Health Care Providers & Services - 1.0%
Cigna Group	11,012	3,174,209
HCA Healthcare, Inc.	2,437	1,038,649
Humana, Inc.	8,919	2,320,456
McKesson Corp.	1,983	1,531,947
UnitedHealth Group, Inc.	16,843	5,815,888
		13,881,149
Health Care REITs - 0.5%
Ventas, Inc.	54,634	3,823,834
Welltower, Inc.	15,482	2,757,963
		6,581,797
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	453	2,445,869
Carnival Corp. (A)	87,379	2,526,127
Chipotle Mexican Grill, Inc. (A)	93,282	3,655,721
DoorDash, Inc., Class A (A)	5,127	1,394,493
Expedia Group, Inc.	10,185	2,177,044
Hilton Worldwide Holdings, Inc.	16,538	4,290,619
McDonald's Corp.	23,565	7,161,168
Yum! Brands, Inc.	28,548	4,339,296
		27,990,337
Household Durables - 0.1%
Lennar Corp., Class A	7,440	937,738
Household Products - 0.1%
Church & Dwight Co., Inc.	12,606	1,104,664
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,627	1,102,442
Industrial Conglomerates - 0.5%
3M Co.	41,869	6,497,231
Industrial REITs - 0.2%
Prologis, Inc.	19,886	2,277,345
Insurance - 1.0%
Aon PLC, Class A	7,212	2,571,655
Arch Capital Group Ltd.	10,750	975,347
Arthur J Gallagher & Co.	21,062	6,523,744
Chubb Ltd.	3,843	1,084,687
Progressive Corp.	12,915	3,189,359
		14,344,792
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A	88,121	$ 21,422,215
Alphabet, Inc., Class C	56,497	13,759,844
Meta Platforms, Inc., Class A	37,586	27,602,407
		62,784,466
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	52,998	3,554,576
Life Sciences Tools & Services - 0.4%
Danaher Corp.	26,234	5,201,153
Machinery - 0.7%
Deere & Co.	9,450	4,321,107
Ingersoll Rand, Inc.	16,564	1,368,518
Otis Worldwide Corp.	29,102	2,660,796
PACCAR, Inc.	16,241	1,596,815
		9,947,236
Media - 0.5%
Charter Communications, Inc., Class A (A)	6,982	1,920,783
Comcast Corp., Class A	118,321	3,717,646
Omnicom Group, Inc.	12,631	1,029,805
		6,668,234
Metals & Mining - 0.0% *
Nucor Corp.	3,481	471,432
Multi-Utilities - 0.3%
Ameren Corp.	12,380	1,292,224
Sempra	27,552	2,479,129
		3,771,353
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips	32,573	3,081,080
Diamondback Energy, Inc.	11,632	1,664,539
EOG Resources, Inc.	41,556	4,659,259
EQT Corp.	9,006	490,197
Exxon Mobil Corp.	109,142	12,305,760
		22,200,835
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	21,018	1,192,771
United Airlines Holdings, Inc. (A)	4,600	443,900
		1,636,671
Personal Care Products - 0.0% *
Kenvue, Inc.	44,663	724,880
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	89,532	4,037,893
Eli Lilly & Co.	9,807	7,482,741
Johnson & Johnson	49,227	9,127,671
Merck & Co., Inc.	13,297	1,116,017
		21,764,322
Professional Services - 0.2%
Leidos Holdings, Inc.	18,216	3,442,095
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	19,023	$ 1,154,696
Semiconductors & Semiconductor Equipment - 8.8%
Analog Devices, Inc.	25,509	6,267,561
Broadcom, Inc.	68,100	22,466,871
Lam Research Corp.	48,509	6,495,355
Micron Technology, Inc.	29,949	5,011,067
NVIDIA Corp.	383,185	71,494,657
NXP Semiconductors NV	21,453	4,885,492
Texas Instruments, Inc.	26,888	4,940,132
		121,561,135
Software - 7.1%
AppLovin Corp., Class A (A)	1,682	1,208,585
Cadence Design Systems, Inc. (A)	7,320	2,571,223
Crowdstrike Holdings, Inc., Class A (A)	1,811	888,078
Intuit, Inc.	5,787	3,952,000
Microsoft Corp.	120,588	62,458,555
Oracle Corp.	36,337	10,219,418
Palantir Technologies, Inc., Class A (A)	24,791	4,522,374
Salesforce, Inc.	22,333	5,292,921
ServiceNow, Inc. (A)	8,225	7,569,303
		98,682,457
Specialized REITs - 0.4%
Equinix, Inc.	3,496	2,738,207
SBA Communications Corp.	12,370	2,391,740
		5,129,947
Specialty Retail - 1.1%
AutoZone, Inc. (A)	216	926,692
Burlington Stores, Inc. (A)	9,080	2,310,860
Lowe's Cos., Inc.	32,118	8,071,575
Ross Stores, Inc.	28,616	4,360,792
		15,669,919
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	223,908	57,013,694
Seagate Technology Holdings PLC	23,488	5,544,577
Western Digital Corp.	13,826	1,659,950
		64,218,221
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	17,320	1,207,724
Tobacco - 0.4%
Altria Group, Inc.	25,326	1,673,035
Philip Morris International, Inc.	23,243	3,770,015
		5,443,050
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,443	1,377,574
Total Common Stocks (Cost $530,923,675)		844,363,687

	Principal	Value
CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,401,000	$ 1,134,185
5.81%, 05/01/2050	742,000	741,305
6.53%, 05/01/2034	252,000	278,577
6.86%, 05/01/2054	430,000	490,502
General Electric Co.
4.13%, 10/09/2042	477,000	413,987
4.30%, 07/29/2030	655,000	658,891
4.50%, 03/11/2044	646,000	590,843
5.88%, 01/14/2038	126,000	136,995
HEICO Corp.
5.35%, 08/01/2033	1,072,000	1,112,104
		5,557,389
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	532,000	489,326
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	600,000	574,444
		1,063,770
Automobiles - 0.2%
General Motors Co.
5.35%, 04/15/2028	432,000	442,004
6.25%, 10/02/2043	226,000	229,826
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,368,000	1,408,452
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (B)	812,000	815,388
		2,895,670
Banks - 2.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	1,000,000	1,018,062
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	1,525,000	1,589,880
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,637,000	2,757,498
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	309,000	322,263
Barclays PLC
Fixed until 02/25/2035, 5.79% (C), 02/25/2036	424,000	442,493
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,200,000	1,202,763
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,693,000	1,886,467
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	658,000	679,449
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	399,000	424,541
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	$ 1,120,000	$ 1,007,250
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,281,000	1,511,749
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,224,000	1,206,410
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	2,359,000	2,416,679
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	1,127,000	1,168,341
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	387,000	412,305
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	414,000	436,884
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	910,000	931,937
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	300,000	304,139
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	397,000	431,267
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	683,000	704,753
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	499,000	519,731
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,124,000	2,217,912
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,455,000	1,534,347
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (C), 07/21/2036	559,000	575,249
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	772,000	828,079
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,407,000	1,429,511
UBS Group AG
Fixed until 09/23/2030, 4.40% (C), 09/23/2031 (B)	708,000	705,598
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	1,049,000	1,157,135
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	913,000	944,597
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,051,000	1,102,973
		31,870,262
Beverages - 0.0% *
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	849,000	737,814
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	$ 488,000	$ 358,962
5.60%, 03/02/2043	620,000	628,216
CSL Finance PLC
4.63%, 04/27/2042 (B)	488,000	445,143
Gilead Sciences, Inc.
5.10%, 06/15/2035	827,000	849,665
Royalty Pharma PLC
2.20%, 09/02/2030	649,000	582,670
		2,864,656
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (B)	277,000	245,417
5.40%, 04/07/2035 (B)	562,000	578,937
Carlisle Cos., Inc.
5.25%, 09/15/2035	351,000	355,247
Owens Corning
4.30%, 07/15/2047	817,000	673,295
Vulcan Materials Co.
5.35%, 12/01/2034	647,000	667,397
		2,520,293
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	603,000	613,445
OCP SA
6.75%, 05/02/2034 (B)	565,000	614,199
		1,227,644
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	544,000	526,057
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	801,000	826,187
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,521,000	1,551,510
GXO Logistics, Inc.
2.65%, 07/15/2031	1,253,000	1,116,730
6.50%, 05/06/2034	482,000	518,225
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	506,000	525,595
Quanta Services, Inc.
2.90%, 10/01/2030	616,000	575,064
5.25%, 08/09/2034	286,000	293,208
Veralto Corp.
5.45%, 09/18/2033	693,000	724,683
		6,657,259
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	218,810
NTT Finance Corp.
4.62%, 07/16/2028 (B)	626,000	632,190
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	789,526
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
T-Mobile USA, Inc. (continued)
3.88%, 04/15/2030	$ 550,000	$ 539,324
5.15%, 04/15/2034	831,000	850,092
Verizon Communications, Inc.
1.68%, 10/30/2030	925,000	813,375
2.99%, 10/30/2056	1,334,000	822,532
		4,665,849
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	613,000	637,091
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	949,000	824,845
Lowe's Cos., Inc.
3.75%, 04/01/2032	929,000	888,630
		1,713,475
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033 (D)	443,000	472,746
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (B)	716,000	703,821
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	996,000	997,623
Safehold GL Holdings LLC
6.10%, 04/01/2034	842,000	887,020
SBA Tower Trust
1.63%, 05/15/2051 (B)	848,000	823,241
1.88%, 07/15/2050 (B)	830,000	823,703
VICI Properties LP
4.95%, 02/15/2030	1,201,000	1,214,930
Weyerhaeuser Co.
4.00%, 04/15/2030	890,000	877,709
WP Carey, Inc.
5.38%, 06/30/2034	663,000	679,372
		7,007,419
Electric Utilities - 0.6%
Black Hills Corp.
4.55%, 01/31/2031	420,000	419,980
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	1,007,808	1,040,842
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	81,000	86,162
CMS Energy Corp.
4.88%, 03/01/2044	145,000	131,401
DTE Electric Co.
4.30%, 07/01/2044	1,391,000	1,198,887
Duke Energy Corp.
3.75%, 09/01/2046	1,430,000	1,096,239
4.95%, 09/15/2035	1,288,000	1,279,547
Duke Energy Progress LLC
3.60%, 09/15/2047	989,000	750,303
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	$ 181,000	$ 183,818
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	53,000	52,294
Pacific Gas & Electric Co.
2.50%, 02/01/2031	802,000	714,504
Southern Power Co.
4.25%, 10/01/2030	404,000	401,564
4.90%, 10/01/2035	545,000	537,480
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	596,000	623,343
		8,516,364
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	423,000	443,327
Keysight Technologies, Inc.
4.95%, 10/15/2034	343,000	345,170
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	697,000	672,714
Tyco Electronics Group SA
5.00%, 05/09/2035	1,053,000	1,068,395
		2,529,606
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	955,000	950,660
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,079,000	1,078,875
4.95%, 09/10/2034	600,000	597,245
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	247,000	252,825
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	798,000	833,853
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	501,000	496,571
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	1,226,000	1,273,636
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	1,298,000	1,361,314
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	270,000	280,086
Citadel Finance LLC
5.90%, 02/10/2030 (B)	1,051,000	1,066,334
LPL Holdings, Inc.
5.70%, 05/20/2027	419,000	426,900
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	688,000	706,108
UWM Holdings LLC
6.25%, 03/15/2031 (B)	726,000	722,542
		9,096,289
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (B)	$ 136,000	$ 139,087
BAT Capital Corp.
4.63%, 03/22/2033	757,000	749,106
5.63%, 08/15/2035	1,301,000	1,351,743
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,238,000	1,252,593
Cargill, Inc.
5.13%, 02/11/2035 (B)	770,000	793,210
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,075,000	1,096,420
J.M. Smucker Co.
6.50%, 11/15/2043	411,000	448,204
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)	1,362,000	1,390,888
Kroger Co.
5.00%, 09/15/2034	515,000	519,372
Philip Morris International, Inc.
4.90%, 11/01/2034	978,000	985,692
Sysco Corp.
5.40%, 03/23/2035	539,000	557,005
		9,283,320
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	262,000	269,479
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	616,000	628,102
5.50%, 06/15/2035	506,000	524,512
		1,422,093
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	722,000	664,014
Cigna Group
2.40%, 03/15/2030	537,000	495,654
5.25%, 01/15/2036	899,000	910,457
Elevance Health, Inc.
5.70%, 09/15/2055 (D)	606,000	600,639
HCA, Inc.
5.60%, 04/01/2034	877,000	910,400
6.00%, 04/01/2054	679,000	680,330
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	312,000	306,558
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	509,000	482,591
4.80%, 10/01/2034	911,000	903,929
UnitedHealth Group, Inc.
5.15%, 07/15/2034	662,000	679,448
		6,634,020
Health Care REITs - 0.1%
Healthpeak OP LLC
4.75%, 01/15/2033	1,289,000	1,280,660
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (B)	$ 435,000	$ 442,690
6.13%, 02/15/2033 (B)	639,000	654,998
Hyatt Hotels Corp.
5.25%, 06/30/2029	643,000	659,471
MGM Resorts International
6.13%, 09/15/2029	891,000	906,857
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	844,000	848,922
		3,512,938
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	335,000	337,624
Insurance - 0.8%
Allstate Corp.
5.05%, 06/24/2029	1,307,000	1,343,919
5.25%, 03/30/2033	523,000	542,335
American International Group, Inc.
5.45%, 05/07/2035	400,000	416,683
Aon North America, Inc.
5.45%, 03/01/2034	581,000	605,230
5.75%, 03/01/2054	777,000	782,502
Brown & Brown, Inc.
5.25%, 06/23/2032	284,000	291,191
5.55%, 06/23/2035	1,094,000	1,125,345
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	2,287,000	2,304,444
Corebridge Financial, Inc.
5.75%, 01/15/2034	599,000	630,072
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	378,000	392,477
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	800,000	834,686
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	953,000	890,186
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	204,000	213,899
RGA Global Funding
5.05%, 12/06/2031 (B)	1,258,000	1,282,757
		11,655,726
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.50%, 12/01/2034	777,000	802,055
Expedia Group, Inc.
5.40%, 02/15/2035	1,051,000	1,078,551
Meta Platforms, Inc.
4.80%, 05/15/2030	728,000	751,517
Uber Technologies, Inc.
4.80%, 09/15/2034	386,000	386,725
		3,018,848
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 221,000	$ 210,582
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	998,000	982,094
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,013,000	1,005,123
		2,197,799
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	446,000	450,623
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,134,000	1,065,058
Ingersoll Rand, Inc.
5.45%, 06/15/2034	626,000	652,690
		2,168,371
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	449,000	355,622
Comcast Corp.
2.94%, 11/01/2056	413,000	245,078
NBCUniversal Media LLC
4.45%, 01/15/2043	434,000	378,561
		979,261
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	845,000	849,741
ArcelorMittal SA
6.55%, 11/29/2027	1,008,000	1,051,771
Glencore Funding LLC
2.63%, 09/23/2031 (B)	811,000	728,335
		2,629,847
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	400,000	406,080
Office REITs - 0.0% *
COPT Defense Properties LP
2.90%, 12/01/2033	635,000	537,362
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,278,000	1,352,888
Chevron USA, Inc.
3.25%, 10/15/2029	550,000	535,831
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,109,000	1,132,159
Ecopetrol SA
7.75%, 02/01/2032	686,000	709,882
Enbridge, Inc.
4.90%, 06/20/2030 (D)	702,000	717,891
5.63%, 04/05/2034	926,000	966,564
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.15%, 02/01/2043	$ 562,000	$ 510,146
5.55%, 02/15/2028	429,000	441,589
5.95%, 10/01/2043	473,000	467,008
EQT Corp.
6.38%, 04/01/2029	325,000	337,021
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	517,000	542,101
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	465,000	476,423
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	530,000	546,607
Occidental Petroleum Corp.
5.20%, 08/01/2029	426,000	432,261
ONEOK, Inc.
6.10%, 11/15/2032	998,000	1,069,419
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	667,152
6.84%, 01/23/2030	596,000	606,226
6.88%, 08/04/2026 (D)	400,000	405,134
7.69%, 01/23/2050	166,000	150,930
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)(D)	1,024,000	1,042,626
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	651,000	650,302
Shell Finance U.S., Inc.
3.75%, 09/12/2046	168,000	133,384
Shell International Finance BV
2.50%, 09/12/2026	452,000	446,564
Sunoco LP
5.63%, 03/15/2031 (B)	172,000	170,731
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,288,000	1,453,776
Western Midstream Operating LP
6.15%, 04/01/2033	668,000	705,689
Williams Cos., Inc.
5.40%, 03/04/2044	82,000	79,588
		16,749,892
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	554,000	568,374
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	350,864	339,707
United Airlines Pass-Through Trust
3.75%, 03/03/2028	517,010	512,537
		852,244
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	890,000	886,828
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	327,000	324,294
Cardinal Health, Inc.
5.45%, 02/15/2034	535,000	555,344
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
5.45%, 09/15/2035	$ 1,015,000	$ 1,032,866
6.00%, 06/01/2044	744,000	754,798
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,078,000	1,131,623
Merck & Co., Inc.
5.00%, 05/17/2053	329,000	309,150
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	592,000	573,714
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	964,000	979,847
Viatris, Inc.
2.30%, 06/22/2027	354,000	340,762
		6,889,226
Residential REITs - 0.0% *
American Homes 4 Rent LP
5.50%, 02/01/2034	684,000	705,832
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,289,000	1,293,810
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	859,000	743,177
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	957,000	996,971
5.90%, 01/25/2033 (B)	1,023,000	1,078,739
Intel Corp.
4.80%, 10/01/2041	786,000	709,182
Kioxia Holdings Corp.
0.00%, 07/24/2030 (B)	1,520,000	1,550,406
Microchip Technology, Inc.
5.05%, 03/15/2029	810,000	827,645
Micron Technology, Inc.
5.30%, 01/15/2031	833,000	861,984
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	377,648
5.25%, 08/19/2035	892,000	901,107
QUALCOMM, Inc.
3.25%, 05/20/2050	415,000	293,378
		8,340,237
Software - 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	497,000	496,197
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	335,000	339,168
Fiserv, Inc.
5.45%, 03/02/2028	692,000	711,434
Intuit, Inc.
5.50%, 09/15/2053	321,000	323,340
Oracle Corp.
5.88%, 09/26/2045	670,000	671,819
5.95%, 09/26/2055	258,000	257,206
6.90%, 11/09/2052	787,000	875,656
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Roper Technologies, Inc.
4.90%, 10/15/2034	$ 723,000	$ 723,823
Synopsys, Inc.
5.15%, 04/01/2035	509,000	517,783
5.70%, 04/01/2055	365,000	368,369
		5,284,795
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	1,045,000	1,067,541
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,094,000	1,099,986
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,775,000	1,580,519
United Parcel Service, Inc.
5.25%, 05/14/2035	509,000	526,686
		3,207,191
Total Corporate Debt Securities (Cost $181,965,939)		182,007,347
U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 10.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,308,000	1,132,092
1.38%, 11/15/2040	7,200,600	4,697,829
1.88%, 11/15/2051	766,000	433,329
2.00%, 02/15/2050	2,737,000	1,636,747
2.25%, 05/15/2041 - 02/15/2052	6,421,000	4,288,587
2.38%, 05/15/2051	2,232,000	1,435,978
2.50%, 02/15/2045 - 05/15/2046	8,141,300	5,774,378
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,439,569
2.88%, 08/15/2045 - 05/15/2049	4,935,900	3,677,865
3.00%, 05/15/2042 - 08/15/2052	7,341,300	5,544,741
3.13%, 05/15/2048	63,000	48,579
3.50%, 02/15/2039	959,000	877,335
3.63%, 02/15/2053 - 05/15/2053	2,713,100	2,242,249
4.00%, 11/15/2052	2,317,000	2,050,455
4.13%, 08/15/2053	1,527,000	1,380,205
4.25%, 02/15/2054 - 08/15/2054	2,387,500	2,203,891
4.50%, 11/15/2054	893,000	859,826
4.63%, 05/15/2044 - 02/15/2055	2,899,000	2,855,018
4.75%, 11/15/2043 - 08/15/2055	6,918,300	6,944,727
5.00%, 05/15/2045	677,000	703,022
5.25%, 02/15/2029	696,000	732,431
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	9,579,000	8,292,117
1.25%, 12/31/2026 - 08/15/2031	6,310,000	5,804,028
1.50%, 01/31/2027 - 02/15/2030	4,956,000	4,632,417
1.63%, 05/15/2031	3,136,300	2,792,655
1.88%, 02/15/2032	5,111,000	4,534,415
2.25%, 11/15/2027	1,239,200	1,204,735
2.63%, 02/15/2029	817,000	790,511
2.75%, 02/15/2028 - 08/15/2032	8,559,000	8,171,584
3.13%, 08/31/2027 - 11/15/2028	9,744,600	9,637,027
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.50%, 01/31/2028	$ 3,018,000	$ 3,009,983
3.63%, 05/31/2028 - 09/30/2031	3,451,000	3,429,214
3.75%, 12/31/2028 - 08/31/2031	5,177,000	5,167,493
3.88%, 11/30/2027 - 04/30/2030	3,519,800	3,540,544
4.00%, 01/15/2027 - 05/31/2030	8,062,800	8,133,809
4.13%, 09/30/2027 - 02/29/2032	6,576,000	6,668,295
4.25%, 11/30/2026 - 08/15/2035	3,606,000	3,629,345
4.50%, 03/31/2026 - 05/31/2029	7,164,000	7,285,495
4.63%, 04/30/2029	1,083,000	1,117,563
		139,800,083
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,533,220	2,026,527
2.50%, 01/15/2029	6,201,988	6,480,007
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,180,414	3,974,415
		12,480,949
Total U.S. Government Obligations (Cost $158,348,913)		152,281,032
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	129,687	131,625
5.50%, 07/01/2037 - 07/01/2053	3,653,621	3,695,708
6.00%, 12/01/2037	12,044	12,668
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,734,613
3.30% (C), 11/25/2027	300,000	296,185
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	52,706	52,226
4.00%, 06/01/2042	39,503	38,460
4.50%, 06/01/2026 - 08/01/2052	2,380,470	2,319,928
5.00%, 04/01/2039 - 02/01/2054	11,460,800	11,440,149
5.50%, 04/01/2037 - 03/01/2053	2,688,625	2,733,334
6.00%, 08/01/2036 - 06/01/2054	3,478,856	3,581,323
6.50%, 05/01/2040	40,620	43,014
1-Year RFUCC Treasury + 1.52%,
6.45% (C), 02/01/2043	8,412	8,542
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	232,450	3,481
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,309,126
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2040 - 10/01/2055 (E)	10,733,000	8,920,235
2.50%, 10/01/2040 - 10/01/2055 (E)	27,451,000	23,294,263
3.00%, 10/01/2040 - 10/01/2055 (E)	20,281,000	17,946,271
3.50%, 10/01/2040 - 10/01/2055 (E)	10,528,000	9,762,625
4.00%, 10/01/2055 (E)	11,061,000	10,423,471
4.50%, 10/01/2055 (E)	10,725,000	10,401,725
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.00%, 10/01/2055 (E)	$ 4,416,000	$ 4,379,158
5.50%, 10/01/2054 (E)	13,565,000	13,676,748
6.00%, 10/01/2054 (E)	8,246,000	8,424,012
Total U.S. Government Agency Obligations (Cost $137,380,132)		136,628,890
MORTGAGE-BACKED SECURITIES - 1.9%
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	652,669	660,485
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,605,810	1,452,785
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	108,381	106,751
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	633,807	640,717
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,737,569	1,478,056
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,725,623	1,567,560
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.57% (C), 12/25/2036	34,348	31,825
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (C), 01/13/2040 (B)	1,250,000	1,291,747
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	35,485	35,066
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	72,899	69,952
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	68,980	67,113
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	262,528	251,647
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	72,157	69,663
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	133,226	129,653
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	140,228	136,192
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	239,940	227,722
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	311,497	299,439
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	352,701	343,804
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	353,621	343,594
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	$ 534,400	$ 517,616
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	393,609	379,262
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	413,125	403,957
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	228,996	222,435
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	885,411	831,878
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	926,488	882,432
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	629,211	631,567
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	796,602	804,909
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	317,026	320,167
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	792,320	804,647
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	1,116,511	1,131,226
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	1,300,000	1,300,051
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	1,071,839	1,081,487
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	306,924	300,658
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	226,118	222,591
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	100,854	99,939
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	754,514	716,991
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,323,640	1,289,345
Series 2020-4, Class A1, 1.75% , 10/25/2060 (B)	2,057,657	1,874,525
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,496,959	1,410,883
Series 2022-4, Class A1, 3.75% , 09/25/2062 (B)	456,444	438,422
Series 2023-1, Class A1, 3.75% , 01/25/2063 (B)	1,817,917	1,763,502
Total Mortgage-Backed Securities (Cost $27,761,998)		26,632,261
ASSET-BACKED SECURITIES - 1.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	116,910	117,684
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	172,694	161,225
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	$ 550,000	$ 547,068
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	1,230,000	1,272,113
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	647,583	659,893
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.59% (C), 10/18/2030 (B)	1,597,747	1,599,568
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,397,816
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	1,215,000	1,237,699
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	468,401	478,577
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	287,213	291,871
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	331,613	338,189
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	618,426	624,491
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	1,217,017	1,219,629
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	781,248	795,109
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (C), 10/20/2034 (B)	1,400,000	1,401,579
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	150,659	149,529
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	838,766	780,328
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	124,085	119,580
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	513,711	518,583
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,415,000	1,445,206
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,250,000	1,279,334
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	282,349	279,985
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	291,075	293,853
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	$ 576,742	$ 589,793
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	719,759	742,043
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	380,638	384,457
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	1,008,703	1,019,326
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	532,815	537,501
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,570,000	1,577,952
Total Asset-Backed Securities (Cost $21,647,415)		21,859,981
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	763,000	799,243
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,346,000	1,408,589
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,148,000	1,135,085
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	550,000	539,495
Peru - 0.0% *
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	547,897
Total Foreign Government Obligations (Cost $4,355,250)		4,430,309
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	44,000	48,220
Total Municipal Government Obligation (Cost $48,171)		48,220
COMMERCIAL PAPER - 6.9%
Banks - 1.8%
DNB Bank ASA
4.13% (F), 12/11/2025 (B)	3,000,000	2,976,002
4.41% (F), 10/29/2025 (B)	6,375,000	6,354,173
Lloyds Bank PLC
4.49% (F), 12/15/2025	6,300,000	6,246,161
Sheffield Receivables Co. LLC
4.28% (F), 12/03/2025 (B)	4,075,000	4,045,360
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Toronto-Dominion Bank
4.21% (F), 12/19/2025 (B)	$ 5,500,000	$ 5,450,062
		25,071,758
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
4.41% (F), 11/21/2025 (B)	5,700,000	5,666,046
Financial Services - 4.7%
Barton Capital SA
4.34% (F), 12/08/2025 (B)	1,500,000	1,488,296
Bedford Row Funding Corp.
4.46% (F), 10/28/2025 (B)	2,370,000	2,362,355
Britannia Funding Co. LLC
4.51% (F), 10/15/2025 (B)	2,950,000	2,944,899
Cancara Asset Securitisation LLC
4.47% (F), 10/27/2025	3,000,000	2,990,634
Concord Minutemen Capital Co. LLC
4.36% (F), 12/03/2025 (B)	5,250,000	5,211,329
CRC Funding LLC
4.19% (F), 12/18/2025 (B)	4,825,000	4,781,924
Glencove Funding LLC
4.32% (F), 12/01/2025 (B)	3,000,000	2,978,834
GTA Funding LLC
4.43% (F), 11/07/2025 (B)	5,050,000	5,027,867
Liberty Street Funding LLC
4.32% (F), 12/02/2025 (B)	5,000,000	4,964,247
Mainbeach Funding LLC
4.38% (F), 12/02/2025 (B)	5,250,000	5,212,101
Manhattan Asset Funding Co. LLC
4.47% (F), 10/27/2025 (B)	3,700,000	3,688,467
Mont Blanc Capital Corp.
4.39% (F), 11/17/2025 (B)	6,250,000	6,215,533
Ranger Funding Co. LLC
4.14% (F), 03/12/2026 (B)	5,500,000	5,400,431
Versailles Commercial Paper LLC
4.14% (F), 12/15/2025	3,200,000	3,172,136
Verto Capital I Compartment A
4.39% (F), 12/03/2025 (B)	3,500,000	3,474,112
4.54% (F), 10/23/2025 (B)	1,350,000	1,346,406
Victory Receivables Corp.
4.47% (F), 10/02/2025 (B)	1,500,000	1,499,656
4.48% (F), 10/28/2025 (B)	2,300,000	2,292,535
		65,051,762
Total Commercial Paper (Cost $95,783,647)		95,789,566
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bills
4.16% (F), 10/09/2025	6,000,000	5,994,585
4.18% (F), 10/09/2025	1,976,200	1,974,416
4.19% (F), 10/16/2025	6,471,000	6,460,069
4.28% (F), 10/16/2025	3,544,000	3,538,014
Total Short-Term U.S. Government Obligations (Cost $17,966,996)		17,967,084
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (F)	1,733,005	$ 1,733,005
Total Other Investment Company (Cost $1,733,005)		1,733,005

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.65% (F), dated 09/30/2025, to be repurchased at $18,738,220 on 10/01/2025. Collateralized by U.S. Government Obligations, 2.50% - 3.88% due 03/31/2027, and with a total value of $19,112,411.	$ 18,737,362	18,737,362
Total Repurchase Agreement (Cost $18,737,362)		18,737,362
Total Investments (Cost $1,196,652,503)		1,502,478,744
Net Other Assets (Liabilities) - (8.4)%		(115,984,935)
Net Assets - 100.0%		$ 1,386,493,809
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	29	12/19/2025	$9,716,058	$9,771,188	$55,130	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$844,363,687	$—	$—	$844,363,687
Corporate Debt Securities	—	182,007,347	—	182,007,347
U.S. Government Obligations	—	152,281,032	—	152,281,032
U.S. Government Agency Obligations	—	136,628,890	—	136,628,890
Mortgage-Backed Securities	—	26,632,261	—	26,632,261
Asset-Backed Securities	—	21,859,981	—	21,859,981
Foreign Government Obligations	—	4,430,309	—	4,430,309
Municipal Government Obligation	—	48,220	—	48,220
Commercial Paper	—	95,789,566	—	95,789,566
Short-Term U.S. Government Obligations	—	17,967,084	—	17,967,084
Other Investment Company	1,733,005	—	—	1,733,005
Repurchase Agreement	—	18,737,362	—	18,737,362
Total Investments	$846,096,692	$656,382,052	$—	$1,502,478,744
Other Financial Instruments
Futures Contracts (H)	$55,130	$—	$—	$55,130
Total Other Financial Instruments	$55,130	$—	$—	$55,130
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $181,341,222, representing 13.1% of the Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $2,106,675, collateralized by cash collateral of $1,733,005 and non-cash collateral, such as U.S. government securities of $418,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust